Cover	Mar. 17, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2026
Entity File Number	001-43066
Entity Registrant Name	Xsolla SPAC 1
Entity Central Index Key	0002088807
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	15260 Ventura Boulevard
Entity Address, Address Line Two	Suite 2230
Entity Address, City or Town	Sherman Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91403
City Area Code	877
Local Phone Number	987-9233
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	XSLLU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	XSLL
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	XSLLW
Security Exchange Name	NASDAQ